UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/2006

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      4/19/2006
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   69

Form 13F Information Table Value Total:   $200,604


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                                    Lawson Kroeker Investment Management, Inc.
                                                     FORM 13F
                                                 March 31, 2006

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9    3798 4785000    PRN     SOLE                  2640000           2145000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5    1848 2180000    PRN     SOLE                  1630000            550000
ABBOTT LABS                    COM              002824100    2251   53000.000 SH     SOLE                52850.000           150.000
ALBERTO-CULVER CO              COM              013068101    1585   35840.000 SH     SOLE                35840.000
ALLIED CAPITAL CORP            COM              01903Q108    2967   96960.000 SH     SOLE                81960.000         15000.000
AMSOUTH BANCORP                COM              032165102     904   33430.000 SH     SOLE                33430.000
ANADARKO PETROLEUM CORP        COM              032511107    1205   11928.000 SH     SOLE                11928.000
APPLEBEE'S INTERNATIONAL INC   COM              037899101    1547   63025.000 SH     SOLE                63025.000
APTAR GROUP INC.               COM              038336103     956   17305.000 SH     SOLE                17305.000
ARCH COAL INC COM              COM              039380100     797   10500.000 SH     SOLE                10500.000
AVERY DENNISON CORP            COM              053611109    4162   71168.000 SH     SOLE                50593.000         20575.000
BERKSHIRE HATHAWAY INC         COM              084670108    2620      29.000 SH     SOLE                   17.000            12.000
BERKSHIRE HATHAWAY INC CL B    COM              084670207    1226     407.000 SH     SOLE                  407.000
BIOMET, INC.                   COM              090613100    1103   31050.000 SH     SOLE                31050.000
BJ SERVICES CO COM             COM              055482103    1547   44700.000 SH     SOLE                44700.000
BPPPLC SP ADR(BRITISH PETE)WT  COM              055622104     466    6758.000 SH     SOLE                 6758.000
BURLINGTON RES INC             COM              122014103   10238  111390.000 SH     SOLE                76890.000         34500.000
C R BARD INC                   COM              067383109    1668   24600.000 SH     SOLE                24600.000
CATO CORP                      COM              149205106    5664  237375.500 SH     SOLE               166238.500         71137.000
CBS CORP - CLASS B             COM              124857202     277   11560.000 SH     SOLE                11071.000           489.000
CHEVRON CORP                   COM              166764100    5793   99936.000 SH     SOLE                64336.000         35600.000
CHICAGO BRIDGE & IRON          COM              167250109    9181  382560.000 SH     SOLE               269310.000        113250.000
CHOLESTECH CORP                COM              170393102    1770  135875.000 SH     SOLE                84975.000         50900.000
COLGATE PALMOLIVE CO           COM              194162103     561    9825.000 SH     SOLE                 9450.000           375.000
CONAGRA FOODS INC              COM              205887102     206    9604.000 SH     SOLE                 9604.000
CONSTELLATION ENERGY COM       COM              210371100    1785   32630.000 SH     SOLE                32630.000
CORNING INC                    COM              219350105    7658  284486.000 SH     SOLE               181586.000        102900.000
DOMINION RESOURCES INC.        COM              25746U109    1994   28891.000 SH     SOLE                28891.000
EXXON MOBIL CORP               COM              30231G102     436    7171.000 SH     SOLE                 7171.000
FDLTY NTL TITLE GP INC COM     COM              31620R105     563   24710.000 SH     SOLE                17403.000          7307.000
FIDELITY NATIONAL FINANCIAL    COM              316326107    5892  165826.000 SH     SOLE               124064.000         41762.000
FISERV INC                     COM              337738108    1570   36905.000 SH     SOLE                36905.000
FORDING CANADIAN COAL TRUST    COM              345425102    8427  221825.000 SH     SOLE               190700.000         31125.000
FPL GROUP                      COM              302571104     231    5750.000 SH     SOLE                 5750.000
FREEPORT MCMORAN COPPER & GOLD COM              35671D857    6183  103445.000 SH     SOLE                74970.000         28475.000
GALLAGHER, ARTHUR J & CO       COM              363576109    1748   62850.000 SH     SOLE                62850.000
GENCORP INC                    COM              368682100    2891  140700.000 SH     SOLE                79375.000         61325.000
GENERAL ELECTRIC CO            COM              369604103    1867   53687.000 SH     SOLE                53687.000
GPE BRUX LAMBERT               COM              7097328      4001   36015.000 SH     SOLE                35565.000           450.000
HOUSTON EXPLORATION COMPANY    COM              442120101    4389   83290.000 SH     SOLE                57465.000         25825.000
INCO LTD                       COM              453258402    6400  128290.000 SH     SOLE                86965.000         41325.000
JOHNSON & JOHNSON              COM              478160104     227    3825.000 SH     SOLE                 3825.000
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302    4322  174975.000 SH     SOLE               120900.000         54075.000
KAYDON CORP                    COM              486587108    1751   43385.000 SH     SOLE                43385.000
KINDER MORGAN INC              COM              49455P101    1647   17905.000 SH     SOLE                17905.000
L-3 COMMUNICATIONS HLDGS, INC  COM              502424104    2038   23760.000 SH     SOLE                23760.000
LABORATORY CORP OF AMERICA     COM              50540R409    5075   86775.000 SH     SOLE                63775.000         23000.000
LINCOLN ELECTRIC HOLDINGS INC  COM              533900106    9160  169667.000 SH     SOLE               128482.000         41185.000
MEDTRONIC INC                  COM              585055106     982   19340.000 SH     SOLE                19340.000
NABORS INDUSTRIES INC.         COM              G6359F103     379    5300.000 SH     SOLE                 5300.000
NEWMONT MNG CORP               COM              651639106    7838  151045.000 SH     SOLE                99745.000         51300.000
NEXEN INC                      COM              65334H102    6034  109625.000 SH     SOLE                64625.000         45000.000
NISOURCE INC.                  COM              65473P105     205   10125.000 SH     SOLE                10125.000
OMNICARE INC                   COM              681904108    2561   46565.000 SH     SOLE                29565.000         17000.000
PEABODY ENERGY CORP            COM              704549104    9513  188722.000 SH     SOLE               122672.000         66050.000
PENGROWTH ENERGY TRUST CL A    COM              706902301    1943   84125.000 SH     SOLE                81975.000          2150.000
PERFORMANCE FOOD GROUP         COM              713755106    3646  116910.000 SH     SOLE                88110.000         28800.000
PFIZER INC.                    COM              717081103    2287   91756.000 SH     SOLE                69756.000         22000.000
PLUM CREEK TIMBER              COM              729251108    4675  126580.000 SH     SOLE                85405.000         41175.000
PRUDENTIAL FINANCIAL INC       COM              744320102     226    2983.000 SH     SOLE                 2983.000
REYNOLDS & REYNOLDS CO         COM              761695105     202    7100.000 SH     SOLE                 7100.000
ROYAL DUTCH SHELL PLC ADR      COM              780259206    1110   17835.000 SH     SOLE                17835.000
S&P 500 DEPOSITORY RECEIPTS    COM              78462F103     685    5275.000 SH     SOLE                 5275.000
SENSE TECHNOLOGIES INC         COM              816923106       2   10000.000 SH     SOLE                10000.000
VIACOM INC. - CLASS B          COM              92553P201     449   11560.000 SH     SOLE                11071.000           489.000
VULCAN MATERIALS               COM              929160109    5927   68405.000 SH     SOLE                42730.000         25675.000
WINNEBAGO INDUSTRIES           COM              974637100    3395  111885.000 SH     SOLE                76010.000         35875.000
WYETH                          COM              983024100     541   11150.000 SH     SOLE                10950.000           200.000
iShares MSCI JAPAN INDEX FUND  COM              464286848    3407  236625.000 SH     SOLE               233575.000          3050.000
               Total                                      200,604